Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 77	$ 168
Long-term portion of reforestation	55	59
Long-term portion of decommissioning	15	25
Long-term portion of lease obligations	26	18
Export duties	73	69	$ 0
Non-Current Electricity Swaps	4	0
Long-term debt	0	1
Other	18	20
Other liabilities	$ 268	$ 360